FURNITURE, FIXTURES AND EQUIPMENT	6 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
FURNITURE, FIXTURES AND EQUIPMENT

5. FURNITURE, FIXTURES AND EQUIPMENT

Furniture, fixtures and equipment consisted of the following as of December 31, 2015, June 30, 2015 and 2014:

	Estimated	December 31,	June 30,
	Useful Life	2015	2015	2014

Equipment	3 - 5 years	$123,086	$122,379	$111,488
Storage facilities	3 years	40,540	34,277	20,802
Vehicles	5 - 7 years	221,730	221,730	214,470
Furniture and fixtures	5 years	20,420	20,420	20,420
		405,776	398,806	367,180
Accumulated depreciation		(271,517)	(240,304)	(191,429)
		$134,259	$158,502	$175,751

Depreciation expense was $31,214, $54,992 and $55,284, respectively, for the six months ended December 31, 2015 and for the fiscal years ended June 30, 2015 and 2014.